Eaton Vance
Arizona Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000's omitted)	Value
Education — 9.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 246,845
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	350	340,529
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	47,162
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	475	422,075
Arizona State University, 5.00%, 7/1/36	1,150	1,165,283
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	201,538
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	366,261
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	427,805
Northern Arizona University, 5.00%, 6/1/38	1,000	1,021,090
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	474,295
University of Arizona:
5.00%, 6/1/38	1,500	1,532,550
5.00%, 6/1/42	1,000	1,058,820
		$ 7,304,253
Electric Utilities — 4.3%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$ 1,174,778
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,065,810
5.00%, 1/1/50	1,000	1,064,140
		$ 3,304,728
General Obligations — 12.1%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	$750	$ 758,415
Glendale, AZ, 5.00%, 7/1/43	550	600,105
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,539,274
Puerto Rico:
0.00%, 7/1/33	750	492,105
5.625%, 7/1/29	1,000	1,079,040
Scottsdale, AZ, 4.00%, 7/1/39	1,500	1,526,580
Tempe, AZ:
5.00%, 7/1/24	1,000	1,001,790
5.00%, 7/1/43	1,000	1,091,100
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Tolleson Union High School District No. 214, AZ, 5.00%, 7/1/39	$800	$ 886,832
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	337,253
		$ 9,312,494
Hospital — 10.7%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.70%, 1/1/46(2)	$1,400	$ 1,400,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals):
5.00%, 12/1/39	1,665	1,675,972
5.00%, 12/1/42	1,000	1,006,590
Arizona Industrial Development Authority, (Phoenix Children's Hospital), (LOC: JPMorgan Chase Bank, N.A.), 3.70%, 2/1/48(2)	1,000	1,000,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	476,425
4.00%, 1/1/48	1,350	1,250,707
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	422,520
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,007,131
		$ 8,239,345
Housing — 7.2%
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	$1,000	$ 997,800
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,018,100
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44(3)	550	550,655
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54(3)	300	300,990
(GNMA), 4.45%, 9/1/44	1,000	1,000,840
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	501,355
5.00%, 7/1/44	250	244,315
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	421,237
5.00%, 7/1/37	500	504,330
		$ 5,539,622

Eaton Vance
Arizona Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 4.5%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,043,640
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	500	429,730
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	250	214,873
4.50%, 8/1/42	850	795,404
		$ 3,483,647
Insured - Electric Utilities — 1.0%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 478,093
Series SS, (NPFG), 5.00%, 7/1/25	245	243,964
		$ 722,057
Insured - General Obligations — 13.5%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,201,920
Cartwright Elementary School District No. 83, AZ:
(AGM), 5.25%, 7/1/42	1,390	1,517,630
(BAM), 5.00%, 7/1/43	650	698,874
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,715,443
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,163,863
Marana Unified School District No. 6, AZ:
(AGM), 5.00%, 7/1/41	750	815,527
(AGM), 5.00%, 7/1/42	725	784,639
Vail Unified School District No. 20, AZ, (BAM), 4.00%, 7/1/43	500	493,345
		$10,391,241
Insured - Lease Revenue/Certificates of Participation — 1.9%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 494,145
(AGM), 4.25%, 6/1/47	1,000	968,910
		$ 1,463,055
Insured - Special Tax Revenue — 4.3%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,268,175
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	1,995,027
		$ 3,263,202
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.9%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,441,178
		$ 1,441,178
Senior Living/Life Care — 2.0%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 470,985
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	240	233,434
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	367,969
4.00%, 12/1/30	500	480,365
		$ 1,552,753
Special Tax Revenue — 8.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 195,060
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	38,004
1.30%, 7/1/28	500	445,035
2.10%, 7/1/36	580	458,188
2.55%, 7/1/46	1,250	846,150
4.00%, 7/1/32	275	282,579
Marana, AZ, Pledged Excise Tax Revenue:
4.00%, 7/1/44	1,000	960,750
5.00%, 7/1/35	250	268,323
5.00%, 7/1/36	200	213,664
5.00%, 7/1/37	275	291,965
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	666,900
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	967,420
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	1,000,110
		$ 6,634,148
Transportation — 5.1%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,483,830
(AMT), 4.00%, 7/1/38	1,000	985,730
(AMT), 5.00%, 7/1/49	1,455	1,479,910
		$ 3,949,470
Water and Sewer — 9.4%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,527,630

Eaton Vance
Arizona Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	$750	$ 757,050
Green Bonds, 4.00%, 7/15/47	1,000	968,820
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,238
5.00%, 7/1/39	1,000	1,116,820
5.25%, 7/1/47	1,800	1,985,058
		$ 7,216,616
Total Tax-Exempt Municipal Obligations (identified cost $73,872,801)		$73,817,809

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$135	$ 132,166
		$ 132,166
General Obligations — 2.4%
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	$655	$ 653,670
Maricopa, AZ:
5.09%, 7/1/25	500	498,800
5.45%, 7/1/24	710	709,851
		$ 1,862,321
Special Tax Revenue — 0.8%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 633,956
		$ 633,956
Total Taxable Municipal Obligations (identified cost $2,850,502)		$ 2,628,443

Trust Units — 0.6%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.6%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 442,075
Total Trust Units (identified cost $447,393)		$ 442,075
Total Investments — 100.0% (identified cost $77,170,696)		$76,888,327
Other Assets, Less Liabilities — 0.0%(4)		$ 16,116
Net Assets — 100.0%		$76,904,443
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $2,715,667 or 3.5% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(3)	When-issued security.
(4)	Amount is less than 0.05%.
The Trust invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 20.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 15.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Arizona Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$73,817,809	$ —	$73,817,809
Taxable Municipal Obligations	—	2,628,443	—	2,628,443
Trust Units	—	442,075	—	442,075
Total Investments	$ —	$76,888,327	$ —	$76,888,327
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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